COMMITMENTS AND CONTINGENT LIABILITIES (Guarantees and Obligations) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Guarantees outstanding	$ 13,293